Apr. 29, 2026
Venerable Large Cap Index Fund | Venerable Large Cap Index Fund
Investment Objective:

  The Venerable Large Cap Index Fund (the "Fund") seeks to replicate the performance of a benchmark index that measures the investment return of large capitalization stocks as closely as possible before the deduction of Fund expenses.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees and expenses such as fees and expenses imposed under your variable annuity contracts or variable life insurance policies ("Variable Contract"), which are not reflected in the tables and examples below. If these fees or expenses were included in the table, the Fund's expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class V	Class I
Management Fees	0.15%	0.15%
Distribution and/or Service Fees (12b-1 Fees)	0.30%	0.00%
Other Expenses	0.12%	0.12%
Total Annual Operating Expenses	0.57%	0.27%
Less Waivers and Reimbursements[1]	(0.06%)	(0.00%)
Total Annual Operating Expenses Less Waivers and Reimbursements	0.51%	0.27%[2]

[1]  Until September 6, 2026, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.51% for Class V shares and 0.28% for Class I shares. These contractual obligations automatically renew for an additional one-year period beginning on September 6, 2026 unless terminated or modified in accordance with their terms. Termination or modification of these obligations prior to September 6, 2026 requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.

[2]  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the Prospectus due to rounding.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract. If the example were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example reflects the Fund's contractual fee waivers and reimbursement obligations only for the term of the fee waivers and reimbursement obligations. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class V Shares	$52	$177	$312	$708
Class I Shares	$28	$87	$152	$343

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the example above, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in companies that are included in a benchmark index that measures the investment return of large capitalization companies. Typically, the actual percentage is considerably higher. For purposes of the Fund's 80% policy, "large capitalization companies" are defined as issuers with a market capitalization within the range of companies in the S&P 500 Index at the time of purchase (the "Index"). The Fund uses an index-based investment approach designed to track the Index, a widely recognized benchmark of U.S. stock market performance whose constituents are generally considered large capitalization stocks.

The Adviser has engaged Russell Investment Management, LLC ("RIM") to provide the day-to-day management of the Fund's portfolio pursuant to investment guidelines provided by the Adviser.

The Fund generally seeks to replicate the performance of the Index by giving approximately the same weight to a given stock as the Index does. However, under extraordinary circumstances, the Fund may at times hold securities not included in the Index or may not hold securities in the same proportions as the Index (for example, as a result of corporate actions with respect to stocks included in the Index (such as mergers and spin-offs), legal restrictions that apply to the Fund but not to the index (such as diversification requirements), or liquidity considerations with respect to a stock or extraordinary circumstances (such as if trading in a stock has been halted)). The Fund may sell securities that are represented in the Index in anticipation of their removal from the Index or buy securities that are not yet represented in the Index in anticipation of their addition to the Index.

The Fund pursues a strategy to be fully invested by exposing its cash to the performance of the Index by purchasing index futures contracts, which are derivatives.

The Fund may concentrate its investments (i.e. hold more than 25% of its total assets) in an industry to the extent that the Index is also concentrated.

As of the date of this Prospectus, a significant portion of the Index consisted of securities of companies in the information technology sector.

The Fund is classified as a diversified investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). However, the Fund may become non-diversified under the 1940 Act without the approval of shareholders solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its Index. A non-diversified fund generally invests a greater portion of its assets in a limited number of issuers relative to a diversified fund. The Fund may be non-diversified for an indefinite period.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual returns for 1 year and since the Fund's inception compare with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

Venerable Large Cap Index Fund – Class V
Best Quarter: 10.76% 2nd quarter 2025 Worst Quarter: -4.38% 1st quarter 2025

Best Quarter: 10.76% 2nd quarter 2025 Worst Quarter: -4.38% 1st quarter 2025
Average Annual Total Returns (for the periods ended December 31, 2025)
This table compares the Fund's average annual total returns to those of a broad-based securities market index.
	1 Year	Since Inception (9/4/2024)
Venerable Large Cap Index Fund – Class V	17.30%	20.40%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	17.88%	19.19%